PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 97.7% of Net Assets
	Aerospace & Defense – 1.5%
160,924	Boeing Co. (The)(a)	$26,594,300
47,308	HEICO Corp.(a)	4,951,255
40,717	Huntington Ingalls Industries, Inc.(a)	5,730,918
688,239	Raytheon Technologies Corp.(a)	39,601,272
26,442	Teledyne Technologies, Inc.(a)(b)	8,202,573
33,640	TransDigm Group, Inc.(a)	15,983,037

		101,063,355

	Air Freight & Logistics – 0.6%
229,517	United Parcel Service, Inc., Class B(a)	38,244,418
36,648	XPO Logistics, Inc.(a)(b)	3,102,619

		41,347,037

	Airlines – 0.3%
169,745	Alaska Air Group, Inc.(a)	6,217,759
552,192	JetBlue Airways Corp.(a)(b)	6,256,335
195,382	United Airlines Holdings, Inc.(a)(b)	6,789,525

		19,263,619

	Auto Components – 0.1%
36,852	Autoliv, Inc.(a)	2,685,774
117,162	Cooper Tire & Rubber Co.(a)	3,714,035

		6,399,809

	Automobiles – 0.2%
2,242,118	Ford Motor Co.(a)	14,932,506

	Banks – 3.2%
266,138	Associated Banc-Corp(a)	3,358,661
2,978,880	Bank of America Corp.(a)	71,761,219
954,282	Citigroup, Inc.(a)	41,139,097
1,208,989	Huntington Bancshares, Inc.(a)	11,086,429
945,362	JPMorgan Chase & Co.(a)	91,010,000
106,660	Old National Bancorp(a)	1,339,650
31,007	Signature Bank(a)	2,573,271

		222,268,327

	Beverages – 1.6%
399,654	Keurig Dr Pepper, Inc.(a)	11,030,450
254,709	Monster Beverage Corp.(a)(b)	20,427,662
566,929	PepsiCo, Inc.(a)	78,576,360

		110,034,472

	Biotechnology – 2.1%
519,862	AbbVie, Inc.(a)	45,534,713
174,028	Amgen, Inc.(a)	44,230,956
54,745	Biogen, Inc.(a)(b)	15,530,062
35,348	Exact Sciences Corp.(a)(b)	3,603,729
36,830	Ionis Pharmaceuticals, Inc.(a)(b)	1,747,583

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – continued
33,450	Seattle Genetics, Inc.(a)(b)	$6,545,830
113,484	Vertex Pharmaceuticals, Inc.(a)(b)	30,881,266

		148,074,139

	Building Products – 0.3%
495,783	Carrier Global Corp.(a)	15,141,213
20,800	Lennox International, Inc.(a)	5,670,288

		20,811,501

	Capital Markets – 1.8%
404,191	Charles Schwab Corp. (The)(a)	14,643,840
84,407	Eaton Vance Corp.(a)	3,220,127
14,601	FactSet Research Systems, Inc.(a)	4,889,583
247,065	Intercontinental Exchange, Inc.(a)	24,718,853
509,430	Morgan Stanley(a)	24,630,940
49,604	MSCI, Inc.(a)	17,697,715
91,790	S&P Global, Inc.(a)	33,099,474
101,425	TD Ameritrade Holding Corp.(a)	3,970,789

		126,871,321

	Chemicals – 1.4%
83,434	Ashland Global Holdings, Inc.(a)	5,917,139
104,391	Celanese Corp.(a)	11,216,813
421,580	Corteva, Inc.(a)	12,145,720
336,299	Dow, Inc.(a)	15,822,868
138,886	Eastman Chemical Co.(a)	10,849,774
31,084	Ingevity Corp.(a)(b)	1,536,793
83,709	International Flavors & Fragrances, Inc.(a)	10,250,167
171,772	LyondellBasell Industries NV, Class A(a)	12,108,208
312,431	Mosaic Co. (The)(a)	5,708,114
230,942	Olin Corp.(a)	2,859,062
95,921	RPM International, Inc.(a)	7,946,096
195,010	Valvoline, Inc.(a)	3,712,991

		100,073,745

	Commercial Services & Supplies – 0.7%
122,157	Copart, Inc.(a)(b)	12,846,030
78,126	Waste Connections, Inc.(a)	8,109,479
244,724	Waste Management, Inc.(a)	27,695,415

		48,650,924

	Communications Equipment – 0.8%
1,344,808	Cisco Systems, Inc.(a)	52,971,987

	Construction Materials – 0.2%
49,497	Martin Marietta Materials, Inc.(a)	11,649,614

	Consumer Finance – 0.3%
121,623	Ally Financial, Inc.(a)	3,049,089
180,444	Discover Financial Services(a)	10,426,054

Shares	Description	Value (†)
Common Stocks – continued
	Consumer Finance – continued
314,038	Synchrony Financial(a)	$8,218,374

		21,693,517

	Containers & Packaging – 0.5%
73,855	Avery Dennison Corp.(a)	9,441,623
86,722	Crown Holdings, Inc.(a)(b)	6,665,453
120,681	Sonoco Products Co.(a)	6,163,179
417,083	WestRock Co.(a)	14,489,463

		36,759,718

	Distributors – 0.2%
107,529	Genuine Parts Co.(a)	10,233,535

	Diversified Consumer Services – 0.0%
67,454	Service Corp. International(a)	2,845,210

	Diversified Financial Services – 1.8%
568,084	Berkshire Hathaway, Inc., Class B(a)(b)	120,967,807
133,431	Voya Financial, Inc.(a)	6,395,348

		127,363,155

	Diversified Telecommunication Services – 1.9%
1,921,556	AT&T, Inc.(a)	54,783,561
586,963	CenturyLink, Inc.(a)	5,922,457
119,721	Liberty Global PLC, Class C(a)(b)	2,458,471
1,139,794	Verizon Communications, Inc.(a)	67,806,345

		130,970,834

	Electric Utilities – 1.5%
408,300	Alliant Energy Corp.(a)	21,088,695
435,727	American Electric Power Co., Inc.(a)	35,611,968
179,101	Edison International(a)	9,105,495
188,786	Entergy Corp.(a)	18,601,084
257,073	Evergy, Inc.(a)	13,064,450
13,545	Hawaiian Electric Industries, Inc.	450,236
154,286	OGE Energy Corp.(a)	4,627,037

		102,548,965

	Electrical Equipment – 0.7%
227,255	Eaton Corp. PLC(a)	23,186,828
318,411	Emerson Electric Co.(a)	20,878,209
50,567	Hubbell, Inc.(a)	6,919,588

		50,984,625

	Electronic Equipment, Instruments & Components – 0.5%
97,069	CDW Corp.(a)	11,602,658
375,436	Corning, Inc.(a)	12,167,881
60,225	Trimble, Inc.(a)(b)	2,932,957
33,350	Zebra Technologies Corp., Class A(a)(b)	8,419,541

		35,123,037

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – 0.2%
398,661	Baker Hughes Co.	$5,298,205
609,633	Halliburton Co.(a)	7,346,077
168,318	Helmerich & Payne, Inc.(a)	2,465,859

		15,110,141

	Entertainment – 1.9%
103,108	Live Nation Entertainment, Inc.(a)(b)	5,555,459
119,892	Netflix, Inc.(a)(b)	59,949,597
11,174	Roku, Inc.(a)(b)	2,109,651
511,210	Walt Disney Co. (The)(a)	63,430,937

		131,045,644

	Food & Staples Retailing – 1.8%
26,487	Casey’s General Stores, Inc.(a)	4,705,416
138,994	Costco Wholesale Corp.(a)	49,342,870
20,166	U.S. Foods Holding Corp.(b)	448,088
483,049	Walmart, Inc.(a)	67,583,386

		122,079,760

	Food Products – 0.8%
134,556	Bunge Ltd.(a)	6,149,209
97,614	Lamb Weston Holdings, Inc.(a)	6,468,880
698,295	Mondelez International, Inc., Class A(a)	40,117,048
43,185	Post Holdings, Inc.(a)(b)	3,713,910

		56,449,047

	Gas Utilities – 0.1%
78,512	National Fuel Gas Co.(a)	3,186,802
143,442	UGI Corp.(a)	4,730,717

		7,917,519

	Health Care Equipment & Supplies – 3.5%
566,088	Abbott Laboratories(a)	61,607,357
233,533	Baxter International, Inc.(a)	18,780,724
636,298	Boston Scientific Corp.(a)(b)	24,312,946
263,594	Edwards Lifesciences Corp.(a)(b)	21,040,073
2,268	Insulet Corp.(b)	536,586
49,802	Intuitive Surgical, Inc.(a)(b)	35,336,511
447,841	Medtronic PLC(a)	46,539,637
55,109	STERIS PLC(a)	9,709,655
29,772	Teleflex, Inc.(a)	10,134,984
57,122	West Pharmaceutical Services, Inc.(a)	15,702,838

		243,701,311

	Health Care Providers & Services – 2.4%
103,455	Anthem, Inc.(a)	27,786,979
496,590	CVS Health Corp.(a)	29,000,856
131,657	HCA Healthcare, Inc.(a)	16,414,995
16,707	Molina Healthcare, Inc.(a)(b)	3,058,049
274,116	UnitedHealth Group, Inc.(a)	85,461,145

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
65,316	Universal Health Services, Inc., Class B(a)	$6,990,118

		168,712,142

	Health Care Technology – 0.1%
35,189	Veeva Systems, Inc., Class A(a)(b)	9,894,795

	Hotels, Restaurants & Leisure – 1.5%
25,789	Domino’s Pizza, Inc.(a)	10,967,546
22,964	Dunkin’ Brands Group, Inc.(a)	1,880,981
153,850	Hilton Grand Vacations, Inc.(a)(b)	3,227,773
190,367	Hilton Worldwide Holdings, Inc.(a)	16,242,113
248,938	McDonald’s Corp.(a)	54,639,402
69,731	Melco Resorts & Entertainment Ltd., Sponsored ADR	1,161,021
163,196	Restaurant Brands International, Inc.(a)	9,385,402
12,225	Vail Resorts, Inc.(a)	2,615,783
208,390	Wendy’s Co. (The)(a)	4,646,055

		104,766,076

	Household Durables – 0.5%
232,925	Lennar Corp., Class A(a)	19,025,314
205,127	Newell Brands, Inc.(a)	3,519,979
2,093	NVR, Inc.(a)(b)	8,545,970
47,442	Toll Brothers, Inc.(a)	2,308,528

		33,399,791

	Household Products – 1.7%
864,186	Procter & Gamble Co. (The)(a)	120,113,212

	Industrial Conglomerates – 1.2%
205,207	3M Co.(a)	32,870,057
301,264	Honeywell International, Inc.(a)	49,591,067

		82,461,124

	Insurance – 2.1%
940,818	Aflac, Inc.(a)	34,198,734
2,432	Alleghany Corp.	1,265,734
175,397	Allstate Corp. (The)(a)	16,511,874
62,761	American Financial Group, Inc.(a)	4,203,732
113,768	Aon PLC, Class A(a)	23,470,338
214,576	Arch Capital Group Ltd.(a)(b)	6,276,348
229,489	Arthur J. Gallagher & Co.(a)	24,229,449
164,470	Brown & Brown, Inc.(a)	7,445,557
74,687	Fidelity National Financial, Inc.(a)	2,338,450
137,456	Lincoln National Corp.(a)	4,306,496
10,251	Markel Corp.(a)(b)	9,981,399
29,196	RenaissanceRe Holdings Ltd.(a)	4,955,729
245,220	Unum Group(a)	4,127,053

		143,310,893

	Interactive Media & Services – 5.5%
48,536	Alphabet, Inc., Class A(a)(b)	71,134,362
101,078	Alphabet, Inc., Class C(a)(b)	148,544,229

Shares	Description	Value (†)
Common Stocks – continued
	Interactive Media & Services – continued
607,765	Facebook, Inc., Class A(a)(b)	$159,173,653
15,605	Match Group, Inc.(a)(b)	1,726,693
32,429	Zillow Group, Inc., Class C(a)(b)	3,294,462

		383,873,399

	Internet & Direct Marketing Retail – 5.1%
103,863	Amazon.com, Inc.(a)(b)	327,036,544
13,364	Booking Holdings, Inc.(a)(b)	22,861,528
4,001	MercadoLibre, Inc.(a)(b)	4,331,002

		354,229,074

	IT Services – 5.3%
184,207	Automatic Data Processing, Inc.(a)	25,695,035
10,167	Black Knight, Inc.(b)	885,037
12,340	Booz Allen Hamilton Holding Corp.	1,023,973
14,418	EPAM Systems, Inc.(a)(b)	4,661,051
202,834	Fidelity National Information Services, Inc.(a)	29,859,193
90,261	Leidos Holdings, Inc.(a)	8,046,768
260,120	MasterCard, Inc., Class A(a)	87,964,780
205,367	Paychex, Inc.(a)	16,382,126
334,398	PayPal Holdings, Inc.(a)(b)	65,886,438
4,575	Shopify, Inc., Class A(b)	4,680,088
15,642	Square, Inc., Class A(b)	2,542,607
8,665	Twilio, Inc., Class A(a)(b)	2,141,035
98,534	VeriSign, Inc.(a)(b)	20,184,690
487,303	Visa, Inc., Class A(a)	97,445,981

		367,398,802

	Leisure Products – 0.0%
1,696	Polaris, Inc.	160,001

	Life Sciences Tools & Services – 1.1%
59,100	Illumina, Inc.(a)(b)	18,266,628
58,491	PRA Health Sciences, Inc.(a)(b)	5,933,327
123,151	Thermo Fisher Scientific, Inc.(a)	54,373,630

		78,573,585

	Machinery – 1.7%
207,548	Caterpillar, Inc.(a)	30,955,784
108,146	Cummins, Inc.(a)	22,836,109
122,856	Deere & Co.(a)	27,228,575
80,596	Parker-Hannifin Corp.(a)	16,307,795
121,067	Pentair PLC(a)	5,541,237
45,690	Snap-on, Inc.(a)	6,722,370
63,733	Timken Co. (The)(a)	3,455,603
13,869	Woodward, Inc.	1,111,739

		114,159,212

	Media – 1.2%
1,342,072	Comcast Corp., Class A(a)	62,084,251
33,220	Liberty Broadband Corp., Class C(a)(b)	4,746,141

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
230,860	News Corp., Class B(a)	$3,227,423
98,543	Omnicom Group, Inc.(a)	4,877,879
994,343	Sirius XM Holdings, Inc.(a)	5,329,678

		80,265,372

	Metals & Mining – 0.3%
229,727	Southern Copper Corp.(a)	10,399,742
172,113	Steel Dynamics, Inc.(a)	4,927,595
81,631	Worthington Industries, Inc.(a)	3,328,912

		18,656,249

	Multi-Utilities – 1.3%
260,977	Ameren Corp.(a)	20,638,061
301,545	CenterPoint Energy, Inc.(a)	5,834,896
189,864	Consolidated Edison, Inc.(a)	14,771,419
335,214	Public Service Enterprise Group, Inc.(a)	18,406,601
305,007	WEC Energy Group, Inc.(a)	29,555,178

		89,206,155

	Multiline Retail – 0.4%
44,499	Nordstrom, Inc.	530,428
182,363	Target Corp.(a)	28,707,584

		29,238,012

	Oil, Gas & Consumable Fuels – 1.9%
61,621	Cheniere Energy, Inc.(a)(b)	2,851,204
550,320	Chevron Corp.(a)	39,623,040
575,823	ConocoPhillips(a)	18,910,027
1,177,914	Exxon Mobil Corp.(a)	40,437,788
89,664	HollyFrontier Corp.(a)	1,767,277
198,785	Marathon Petroleum Corp.(a)	5,832,352
272,670	ONEOK, Inc.(a)	7,083,967
199,417	Phillips 66(a)	10,337,777
156,053	Valero Energy Corp.(a)	6,760,216

		133,603,648

	Personal Products – 0.0%
29,528	Herbalife Nutrition Ltd.(a)(b)	1,377,481

	Pharmaceuticals – 4.5%
659,768	Bristol-Myers Squibb Co.(a)	39,777,413
284,379	Eli Lilly & Co.(a)	42,093,779
1,556	Jazz Pharmaceuticals PLC(b)	221,870
733,723	Johnson & Johnson(a)	109,236,680
776,359	Merck & Co., Inc.(a)	64,398,979
1,570,178	Pfizer, Inc.(a)	57,625,533

		313,354,254

	Professional Services – 0.2%
9,784	CoStar Group, Inc.(a)(b)	8,301,822
50,361	ManpowerGroup, Inc.(a)	3,692,972

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
53,234	TransUnion(a)	$4,478,576

		16,473,370

	REITs - Apartments – 0.7%
372,220	American Homes 4 Rent, Class A(a)	10,600,826
140,470	Camden Property Trust(a)	12,499,021
451,758	Invitation Homes, Inc.(a)	12,644,706
385,869	UDR, Inc.(a)	12,583,188

		48,327,741

	REITs - Diversified – 0.4%
599,830	Duke Realty Corp.(a)	22,133,727
87,309	W.P. Carey, Inc.(a)	5,689,054

		27,822,781

	REITs - Health Care – 0.4%
260,504	Healthcare Realty Trust, Inc.(a)	7,846,381
453,565	Medical Properties Trust, Inc.(a)	7,996,351
194,772	Sabra Health Care REIT, Inc.(a)	2,684,932
169,170	Ventas, Inc.(a)	7,098,373

		25,626,037

	REITs - Manufactured Homes – 0.3%
202,059	Equity LifeStyle Properties, Inc.(a)	12,386,217
48,503	Sun Communities, Inc.(a)	6,820,007

		19,206,224

	REITs - Mortgage – 0.0%
129,902	Annaly Capital Management, Inc.	924,902

	REITs - Office Property – 0.2%
188,262	Douglas Emmett, Inc.(a)	4,725,376
146,251	Kilroy Realty Corp.(a)	7,599,202
52,998	Mack-Cali Realty Corp.	668,835

		12,993,413

	REITs - Single Tenant – 0.1%
144,199	National Retail Properties, Inc.(a)	4,976,307

	REITs - Storage – 0.3%
127,880	CubeSmart(a)	4,131,803
130,455	Extra Space Storage, Inc.(a)	13,957,380

		18,089,183

	Road & Rail – 0.9%
23,108	Canadian Pacific Railway Ltd.(a)	7,034,768
391,922	CSX Corp.(a)	30,440,582
98,790	J.B. Hunt Transport Services, Inc.(a)	12,485,080
72,596	Lyft, Inc., Class A(a)(b)	2,000,020
62,946	Old Dominion Freight Line, Inc.(a)	11,388,190
53,335	Uber Technologies, Inc.(a)(b)	1,945,661

		65,294,301

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 5.2%
326,538	Advanced Micro Devices, Inc.(a)(b)	$26,772,851
191,412	Analog Devices, Inc.(a)	22,345,437
123,830	Broadcom, Inc.(a)	45,113,745
1,165,409	Intel Corp.(a)	60,344,878
156,764	Marvell Technology Group Ltd.(a)	6,223,531
392,073	Micron Technology, Inc.(a)(b)	18,411,748
159,136	NVIDIA Corp.(a)	86,127,586
352,628	QUALCOMM, Inc.(a)	41,497,263
106,600	Teradyne, Inc.(a)	8,470,436
322,410	Texas Instruments, Inc.(a)	46,036,924

		361,344,399

	Software – 9.6%
145,694	Adobe, Inc.(a)(b)	71,452,708
188,193	Cadence Design Systems, Inc.(a)(b)	20,067,020
78,761	Fortinet, Inc.(a)(b)	9,278,833
1,878,095	Microsoft Corp.(a)	395,019,721
114,308	Nuance Communications, Inc.(a)(b)	3,793,883
697,504	Oracle Corp.(a)	41,640,989
33,218	Palo Alto Networks, Inc.(a)(b)	8,130,105
21,050	Paycom Software, Inc.(a)(b)	6,552,865
41,380	PTC, Inc.(a)(b)	3,422,954
255,270	salesforce.com, Inc.(a)(b)	64,154,456
57,151	ServiceNow, Inc.(a)(b)	27,718,235
21,371	SS&C Technologies Holdings, Inc.	1,293,373
35,175	Workday, Inc., Class A(a)(b)	7,567,198
2,398	Zoom Video Communications, Inc., Class A(b)	1,127,324

		661,219,664

	Specialty Retail – 2.5%
112,737	American Eagle Outfitters, Inc.	1,669,635
17,696	Burlington Stores, Inc.(a)(b)	3,646,969
38,409	Foot Locker, Inc.	1,268,649
322,518	Home Depot, Inc. (The)(a)	89,566,474
300,568	Lowe’s Cos., Inc.(a)	49,852,208
49,846	Tiffany & Co.(a)	5,774,659
430,238	TJX Cos., Inc. (The)(a)	23,942,745

		175,721,339

	Technology Hardware, Storage & Peripherals – 6.7%
3,978,323	Apple, Inc.(a)	460,729,587
24,958	Dell Technologies, Inc., Class C(a)(b)	1,689,407

		462,418,994

	Textiles, Apparel & Luxury Goods – 0.8%
25,425	Lululemon Athletica, Inc.(a)(b)	8,374,232
358,542	NIKE, Inc., Class B(a)	45,011,363

		53,385,595

	Tobacco – 1.0%
688,417	Altria Group, Inc.(a)	26,600,433

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – continued
526,193	Philip Morris International, Inc.(a)	$39,459,213

		66,059,646

	Trading Companies & Distributors – 0.1%
29,008	GATX Corp.(a)	1,849,260
37,468	HD Supply Holdings, Inc.(a)(b)	1,545,180

		3,394,440

	Total Common Stocks (Identified Cost $3,336,726,229)	6,769,269,987

Total Purchased Options – 1.2% (Identified Cost $106,270,280) (see detail below)		81,503,860

Principal Amount
Short-Term Investments – 3.0%
$210,266,070	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $210,266,070 on 10/01/2020 collateralized by $214,488,200 U.S. Treasury Note, 0.250% due 9/30/2025 valued at $214,471,469 including accrued interest(c) (Identified Cost $210,266,070)	210,266,070

	Total Investments – 101.9% (Identified Cost $3,653,262,579)	7,061,039,917
	Other assets less liabilities – (1.9)%	(134,267,774)

	Net Assets – 100.0%	$6,926,772,143

Purchased Options – 1.2%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options – 1.2%
S&P 500® Index, Put(b)(d)	11/20/2020	2,875	2,025	$681,007,500	$12,011,288	$5,001,750
S&P 500® Index, Put(b)(d)	11/20/2020	2,900	2,053	690,423,900	18,594,072	5,584,160
S&P 500® Index, Put(b)(d)	11/20/2020	2,950	4,050	1,362,015,000	19,230,968	13,486,500
S&P 500® Index, Put(b)(d)	11/20/2020	3,100	3,056	1,027,732,800	18,989,507	17,785,920
S&P 500® Index, Put(b)(d)	12/18/2020	3,000	3,054	1,027,060,200	20,469,506	20,919,900
S&P 500® Index, Put(b)(d)	12/18/2020	3,100	2,051	689,751,300	16,974,939	18,725,630

Total					$106,270,280	$81,503,860

Written Options – (1.9%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.9%)
S&P 500® Index, Call(d)	10/16/2020	3,350	(2,218)	$(745,913,400)	$(8,361,989)	$(15,026,950)
S&P 500® Index, Call(d)	10/16/2020	3,400	(2,217)	(745,577,100)	(16,575,661)	(9,056,445)
S&P 500® Index, Call(d)	10/16/2020	3,450	(2,218)	(745,913,400)	(18,181,919)	(4,957,230)
S&P 500® Index, Call(d)	10/30/2020	3,425	(2,218)	(745,913,400)	(18,530,827)	(11,611,230)
S&P 500® Index, Call(d)	11/06/2020	3,425	(2,217)	(745,577,100)	(16,949,901)	(15,918,060)
S&P 500® Index, Call(d)	11/20/2020	3,275	(2,191)	(736,833,300)	(23,876,422)	(39,492,775)
S&P 500® Index, Call(d)	11/20/2020	3,500	(2,217)	(745,577,100)	(20,334,217)	(12,747,750)
S&P 500® Index, Call(d)	11/20/2020	3,525	(2,217)	(745,577,100)	(21,164,122)	(10,763,535)
S&P 500® Index, Call(d)	11/20/2020	3,550	(2,196)	(738,514,800)	(26,177,418)	(8,860,860)

Total					$(170,152,476)	$(128,434,835)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,769,269,987	$—	$—	$6,769,269,987
Purchased Options*	81,503,860	—	—	81,503,860
Short-Term Investments	—	210,266,070	—	210,266,070

Total	$6,850,773,847	$210,266,070	$—	$7,061,039,917

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(128,434,835)	$—	$—	$(128,434,835)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2020, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2020:

Assets	Investments at value [1]
Exchange-traded asset derivatives
Equity contracts	$81,503,860

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(128,434,835)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2020 (Unaudited)

Software	9.6%
Technology Hardware, Storage & Peripherals	6.7
Interactive Media & Services	5.5
IT Services	5.3
Semiconductors & Semiconductor Equipment	5.2
Internet & Direct Marketing Retail	5.1
Pharmaceuticals	4.5
Health Care Equipment & Supplies	3.5
Banks	3.2
Specialty Retail	2.5
Health Care Providers & Services	2.4
Biotechnology	2.1
Insurance	2.1
Other Investments, less than 2% each	41.2
Short-Term Investments	3.0

Total Investments	101.9
Other assets less liabilities (including open written options)	(1.9)

Net Assets	100.0%